SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") and pursuant to the rules and regulations of the Securities and Exchange Commission ("SEC") for reporting financial information.

Discontinued Operations

Discontinued Operations

In April 2024, following the Company's review to evaluate strategic alternatives, the Company entered into the Merger Agreement, pursuant to which affiliates of Silver Lake agreed to acquire 100% of the outstanding shares of the Company's stock that it does not already own (other than certain equity interests held by certain current directors and executive officers of the Company and any other Rollover Holders (the “Rollover Interests”)). Pursuant to the Merger Agreement and subject to the satisfaction or waiver of certain conditions and on the terms set forth therein, equityholders of Endeavor, Endeavor Operating Company and Endeavor Manager are to receive $27.50 in cash per share or unit, as applicable. Completion of the Merger-Related Transactions is subject to certain customary closing conditions, including required regulatory approvals.

The Merger Agreement also includes certain covenants of the Company Entities, including with respect to sales of certain specified assets of the Company (other than with respect to TKO and the agency representation business of WME), as well as other customary representations, warranties and covenants by Company Entities, the Parent Entities and the Merger Subs.

As contemplated in the Merger Agreement with Silver Lake, the Company initiated a process to sell certain of businesses of the Company. During the second quarter of 2024, the Company began to actively market its Sports Data & Technology ("SD&T") segment. The Company determined that the SD&T segment met the definition of a discontinued operation in the quarter ended June 30, 2024, and as such, the Company has recast its financial statements to present the SD&T segment as discontinued operations for all periods. See Note 4 for additional information regarding the discontinued operations.

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of all wholly-owned subsidiaries and other subsidiaries in which a controlling voting interest is maintained, which is typically present when the Company owns a majority of the voting interest in an entity and the non-controlling interests do not hold any substantive participating rights. In addition, the Company evaluates its relationships with other entities to identify whether they are variable interest entities as defined by Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 810, Consolidation ("ASC 810"), and to assess whether it is the primary beneficiary of such entities. If the determination is made that the Company is the primary beneficiary, then that entity is consolidated. All intercompany transactions and balances have been eliminated. Non-controlling interest in subsidiaries are reported as a component of equity or temporary equity in the consolidated balance sheets with disclosure of the net income (loss) and comprehensive income (loss) attributable to the Company and the non-controlling interests on the consolidated statements of operations and the consolidated statements of comprehensive income (loss). The equity method of accounting is used for investments in affiliates and joint ventures where the Company has significant influence over operating and financial policies but not control. Investments in which the Company does not have significant influence over operating and financial policies are accounted for either at fair value if the fair value is readily determinable or at cost, less impairment, adjusted for subsequent observable price changes if the fair value is not readily determinable.

Reclassification

Reclassification

Certain reclassifications have been made to the prior periods’ consolidated financial statements in order to conform to the current period presentation. These reclassifications did not impact any prior amounts of net income (loss) or cash flows.
Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported and disclosed in the consolidated financial statements and the accompanying disclosures.

Significant accounting policies that contain subjective management estimates and assumptions include those related to revenue recognition, allowance for doubtful accounts, content cost amortization and impairment, the fair value of acquired assets and liabilities associated with acquisitions, the fair value of the Company’s reporting units and the assessment of goodwill, other intangible assets and long-lived assets for impairment, consolidation, investments, redeemable non-controlling interests, the fair value of equity-based compensation, tax receivable agreement liability, income taxes and contingencies.

Management evaluates these estimates using historical experience and other factors, including the general economic environment and actions it may take in the future. The Company adjusts such estimates when facts and circumstances dictate. However, these estimates may involve significant uncertainties and judgments and cannot be determined with precision. In addition, these estimates are based on management’s best judgment at a point in time and as such, these estimates may ultimately differ from actual results. Changes in estimates resulting from weakness in the economic environment or other factors beyond the Company’s control could be material and would be reflected in the Company’s consolidated financial statements in future periods.

Revenue Recognition

Revenue Recognition

The Company’s Owned Sports Properties segment primarily generates revenue via media rights fees, sponsorships, ticket sales, subscriptions, license fees and pay-per-view. The Company’s Events, Experiences & Rights segment primarily generates revenue from media rights sales, production service and studio fees, sponsorships, ticket sales, subscriptions, streaming fees, tuition, profit sharing and commissions. The Company’s Representation segment primarily generates revenue through commissions, packaging fees, marketing and consulting fees, production fees and content licensing fees. The Company’s Sports Data & Technology segment, which is presented as discontinued operations, primarily generates revenue via streaming and data rights fees, software license fees, and service fees, by providing media, data and technology platforms that offer tailored solutions for sportsbooks as well as proprietary trading and pricing solutions.

In accordance with FASB ASC Topic 606, Revenue from Contracts with Customers ("ASC 606"), revenue is recognized when control of the promised goods or services is transferred to the Company’s customers either at a point in time or over time, in an amount that reflects the consideration the Company expects to receive in exchange for those goods or services. For contracts which have more than one performance obligation, the total transaction price, which includes the estimated amount of variable consideration, is allocated based on observable prices or, if standalone selling prices are not readily observable, based on management’s estimate of each performance obligation’s standalone selling price. The variable consideration contained in the Company’s contracts includes sales or usage-based royalties earned on licensing the Company’s intellectual property and commissions earned on sales or usage-based royalties related to representing its clients, which are recognized in accordance with the sales or usage-based royalty exception under ASC 606. The variability related to these royalties will be resolved in the periods when the licensee generates sales or usage related to the intellectual property license. For the Company’s contracts that do not include licensing of intellectual property, the Company either estimates the variable consideration, subject to the constraint, or is using the variable consideration allocation exception if applicable. The following are the Company’s primary sources of revenue.

Representation

The Company earns commissions on its clients’ earnings from their engagements. As part of the client representation business, the Company represents, supports and advocates for its clients in the sourcing, negotiating, and execution of income generating engagements. The Company’s clients include actors, writers, directors, producers, athletes, models, photographers, musicians and other creative professionals.

The Company’s promise, as well as its performance obligation, under the Company’s representation arrangements is to achieve a successful engagement for its clients, which is fulfilled when its clients perform in accordance with the terms of their respective engagements. Accordingly, the Company recognizes commission revenue when a client achieves a successful engagement, as this is when a client also obtains control of the representation service.

The Company’s clients may receive a fixed fee for their services or receive a combination of a fixed fee and the potential to earn a back-end profit participation. Such back-end profit participation is generally based on the net profitability from the sales or usage of the intellectual property (e.g., an episodic television series or feature film) in which clients have played a role. The commission the Company receives is calculated based upon the fixed commission rate agreed-upon with the client applied to the client’s earnings successfully achieved for each respective engagement. With respect to arrangements involving a client’s back-end profit participation, the client’s back-end profit participation and, in turn, the Company’s commission is directly tied to the sales or usage of the intellectual property involving its client. Commission revenue from a client’s back-end participation is recognized during the period the profit participation is generated in accordance with the sales and usage-based royalty exception for licenses of intellectual property under ASC 606.

The Company earns packaging revenue by playing an integral role in arranging the key creative elements and sale of a program that will be exhibited on broadcast, cable, streaming, video-on-demand or similar platforms. In a package, the Company receives payment directly from the studio for representing the project, and the Company foregoes rights to commission from its represented clients on such project. The Company’s fee in a package typically involves (i) a percentage commission on the initial network license fees for each of the episodes produced in a show that is licensed and broadcast and (ii) a profit participation right equal to a percentage of a contractually defined profitability measure. The commission on the initial network license fee is often subject to a fixed dollar cap per episode. The back-end profit participation is a form of contingent compensation payable out of profits (if any) generated by the packaged program.

The Company’s promise, as well as its performance obligation, under packaging arrangements is the successful execution of the project, which is fulfilled when the studio transfers control of each episode of a packaged program to the network. Accordingly, the Company recognizes its commission on the initial network license fee when its customer achieves a successful execution of the project as this is the point in time the Company’s customer obtains control of its service. Commission revenue from participation in back-end profits is directly tied to the sales or usage of the intellectual property licensed by the Company’s customer. Such back-end profit participation is recognized in the period the profit participation is generated in accordance with the sales and usage-based royalty exception for licenses of intellectual property (based on either statements received or management’s estimate if statements are received on a lag).

Content Development

Revenue from production services and studio fees for the production and licensing of original content, including television properties, documentaries and films, is recognized when the content becomes available for exploitation and has been accepted by the customer. Revenue from production services of live entertainment and sporting events is recognized at the time of the event on a per event basis. Revenue from production services of editorial video content is recognized when the content is delivered to and accepted by the customer and the license period begins. Revenue for license fees that include a royalty is recognized in the period the royalty is generated in accordance with the sales and usage-based royalty exception for licenses of functional intellectual property. Customers for the Company’s production services include broadcast networks, sports federations, independent content producers, and over-the-top streaming service providers among others.

Revenue from concept development and advisory services to independent production companies is recognized over the period the services are performed.

Content Distribution and Sales

The Company is an independent global distributor of sports programming and possesses relationships with a wide variety of broadcasters and media partners around the world. The Company sells media rights globally on behalf of its clients as well as its owned assets, including UFC, WWE and Professional Bull Riders ("PBR"). For sales of media and broadcast rights for live entertainment and sporting event programming on behalf of clients, the Company has both arrangements in which it is acting as a principal (full rights buy-out model) as well as an agent (commission model).

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Full rights buy-out model: For media rights sales in which the Company is acting as a principal, the Company generally will enter into an agreement with the underlying media rights owner to license the media rights prior to negotiating license arrangements with customers, primarily broadcasters and other media distributors. Upon licensing the media rights from the rights owner, the Company obtains control of the rights and has the ability to obtain substantially all the remaining economic benefits of the rights. The Company is also obligated to pay the media rights owner the licensee fee regardless of the Company’s ability to monetize the rights. The Company has discretion in negotiating licensee fees with customers and it retains customer credit risk. The Company recognizes the customer license fees as revenue and the consideration paid to the rights holders for the acquisition of the rights as a direct operating cost. The satisfaction of the performance obligation depends on the number and timing of events delivered and is satisfied when the events take place.
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Commission model: For media rights sales in which the Company does not obtain control of the underlying rights, the Company earns a commission equal to a stated percentage of the license fees for the rights distributed. As the Company does not obtain control of the underlying media rights, the Company recognizes the sales commission as revenue. The Company’s performance obligation generally includes distributing the live video feed and revenue is typically recognized on an event basis

For owned assets, the Company enters into media rights agreements with broadcasters and other distributors for the airing of certain programming rights the Company produces. The Company’s media rights agreements are generally for multiple years, include a specified amount of programming (both number of events and duration) and contain fixed annual rights fees. The programming under these arrangements can include several performance obligations for each contract year such as media rights for live event programming, episodic programming, taped programming archives and sponsorship rights at the underlying events. The Company allocates the transaction price across performance obligations based on management’s estimate of the standalone selling price of each performance obligation. License fees from media rights are recognized when the event or program has been delivered and is available for exploitation. The transaction price for live entertainment and sporting event programming rights is generally based on a fixed license fee. Revenues from the sale of subscriptions to UFC FIGHT PASS and WWE Network are recognized ratably over each paid monthly membership period, as the customer benefits from the stand-ready performance obligation evenly throughout the membership period. Deferred revenues consist of subscription fees billed to members that have not been recognized and gift memberships that have not been redeemed.

Commission revenue from distribution and sales arrangements for television properties, documentaries and films of independent production companies is recognized when the underlying content becomes available for view or telecast and has been accepted by the customer.

Events

The Company earns fees from events that it controls in addition to providing event related services to events controlled by third parties. The Company generates revenue primarily through ticket sales and participation entry fees, hospitality and sponsorship sales, and management fees each of which may represent a distinct performance obligation or may be bundled into an experience package. The Company allocates the transaction price to all performance obligations contained within an arrangement based upon their relative stand-alone selling price.

For controlled events (owned or licensed), revenue is generally recognized for each performance obligation over the course of the event, multiple events, or contract term in accordance with the pattern of delivery for the particular revenue source. Advance ticket sales, participation entry fees and hospitality sales are recorded as deferred revenue pending the event date. Sponsorship income is recognized over the term of the associated event, or events, to which the sponsorship is associated. Revenue from merchandise sales and concessions is recognized when the products are delivered which is generally at point of sale during the event. Where third party vendors provide merchandise sales and concessions for owned events and the Company receives a profit participation on such sales, the Company recognizes the profit participation as revenue.

Revenue from pay-per-view programming from owned live sporting events is recorded when the event is aired and is based upon an initial estimate from certain pay-per-view distributors of the number of buys achieved. Pay-per-view programming is distributed through cable, satellite and digital providers to residential and commercial establishments.

The Company’s bundled experience packages may include individual tickets, experiential hospitality, hotel accommodations and transportation. For these experience packages, the Company recognizes revenue at the event date when all of the package components have been delivered to the customer. The Company defers the revenue and cost of revenue on experience packages until the date of the event.

For services related to third-party controlled events, the Company’s customer is the third-party event owner. The Company earns fixed and/or variable commission revenue for ticket sales, collection of participation entry fees, hospitality sales or sponsorship sales on behalf of an event owner. For these arrangements, the Company recognizes as revenue the stated percentage of commissions due from the event owner (i.e. not the gross ticket sales/earnings from the event itself) as sales are completed, as the Company is acting as an agent of the event owner. The Company also provides event management services to assist third party event owners with producing certain live events, including managing hospitality and sponsorships. The Company earns fixed fees and/or variable profit participation commissions for event management services, and generally recognizes such revenue under the series guidance over the course of the event, multiple events, or contract term in accordance with the pattern of delivery for the service. For event management services, the Company may process payments to third party vendors on behalf of the event owner. The Company accounts for the pass-through of such third-party vendor payments either on a gross or net basis depending on whether the Company obtains control of the third-party vendor’s services.

Marketing

The Company provides marketing and consultancy services to brands with expertise in brand strategy, activation, sponsorships, endorsements, creative development and design, digital and original content, public relations, live events, branded impact and B2B services. Marketing revenue is either recognized over time, based on the number of labor hours incurred, costs incurred or time elapsed based on the Company’s historical practice of transferring similar services to customers, or at a point in time for live event activation engagements. Consulting fees are typically recognized over time, based on the number of labor hours incurred.

Licensing

Licensing revenue is generated from royalties or commissions from sales of licensed merchandise by the licensee. The nature of the licensing arrangements is typically for logos, trade names, trademarks and related forms of symbolic intellectual property to include in merchandise sales. Certain of the licensing agreements contain minimum guaranteed fees that are recoupable during the term of the agreement, and variable royalties after the minimum is recouped. The Company recognizes revenue for the fixed consideration over time based on the terms of the arrangement. Variable revenue is recognized during the period the royalty or commission is generated, following the royalty exception for licenses of symbolic intellectual property, based on either statements received or management’s best estimates if statements are received on a lag.

Endeavor Streaming

Through Endeavor Streaming, the Company offers digital streaming video solutions. The Company’s digital streaming video solutions represent a single performance obligation recognized over time under the series guidance. Revenue is generally recognized upon delivery of the offering to the consumer or over the course of an over-the-top distribution platform subscription agreement term. Revenues from subscription services based on usage, such as data volume, are generally recognized as services are utilized by the customer.

Sports Data & Technology Revenue (presented as discontinued operations)

Technology platforms revenue includes revenue generated by providing gaming operators licenses for comprehensive sports betting technology solutions enabling end-to-end operation of online sports betting. The Company currently license its technology solutions software, which is functional intellectual property, on a term basis of three to five years and offers its technology solutions based on two different approaches to the market: (i) fixed-fee license; and (ii) revenue-share license. For the fixed-fee license, revenue is recognized over the customer development period and for license renewals upon commencement of the renewal license period. For the revenue-share license, revenue is variable in nature, and as such, revenue is recognized in the period the revenue share is generated in accordance with the sales and usage-based royalty exception for licenses of functional intellectual property. Technology platforms revenue mainly includes technology solutions software, development services and support services. Development services and support services are distinct performance obligations and are recognized over time based on the number of development service hours performed or on a straight-line basis, respectively. The Company allocates the transaction price to the performance obligations contained within an arrangement based upon their relative stand-alone selling price. For the revenue-share licenses, the Company allocates the variable revenue to the license performance obligation.

Sports streaming and data revenue includes revenue generated via streaming and data rights fees and by providing information and features that enhance the betting experience. Sports streaming and data revenue is recognized as follows: (i) fixed license fees are recognized when sport matches take place, and (ii) variable fees are recognized in the period the revenue is generated in accordance with the as-invoiced practical expedient.

Performance

Prior to the sale of the Academy, the Company owned performance facilities used to train and educate athletes. Revenue derived from performance operations was primarily related to membership fees and tuition-based fees (including room and board), which were generally received in advance of the academic year and recorded as deferred revenue. Revenue was recognized ratably over the period of the athletes' membership or attendance at a facility, as the services provided were substantially the same throughout the service period.

The Company also provided recruiting and admissions services to high school students and colleges for which the Company earned membership fees. Such fees were either paid upon enrollment or received in monthly installments typically over a 12-month period. Revenue was recognized as services were performed during the term of the contract, which generally ended when a student graduates from high school.

Principal versus Agent

The Company enters into many arrangements that requires the Company to determine whether it is acting as a principal or an agent. This determination involves judgment and requires evaluation as to whether the Company controls the goods or services before they are transferred to the customer. As part of this analysis, the Company considers if it is primarily responsible for fulfillment and acceptability of the goods or services, if it has the inventory risk before or after the transfer to the customer, and if the Company has discretion in establishing prices.
Direct Operating Costs

Direct Operating Costs

Direct operating costs primarily include third-party expenses associated with the production of events and experiences, content production costs, fees for media rights, including required payments related to media sales agency contracts when minimum sales guarantees are not met, venue rental and related costs associated with the staging of live events, compensation costs for athletes and talent, and material and related costs associated with consumer product merchandise sales. Prior to the sale of the Academy, direct operating costs also included the operations of the Company’s training and education facilities.

Selling, General, and Administrative

Selling, General, and Administrative

Selling, general and administrative expenses primarily include personnel costs as well as rent, professional service costs and other overhead required to support the Company’s operations and corporate structure.
Insurance Recoveries

Insurance Recoveries

The Company maintains events cancellation insurance coverage. Upon the cancellation of an event, the associated deferred event costs are recognized in direct operating costs. An insurance recovery is accrued when it is deemed probable an associated insurance claim will cover such costs, under a loss recovery model. The portion of an insurance claim in excess of costs incurred is recognized upon approval of the claim or upon settlement, under a gain contingency model.
Cash and Cash Equivalents	Cash and Cash Equivalents Cash and cash equivalents include demand deposit accounts and highly liquid money market accounts with original maturities of three months or less at the time of purchase.
Restricted Cash

Restricted Cash

Restricted cash primarily includes cash held in trust on behalf of clients, which has a corresponding liability called deposits received on behalf of clients in the consolidated balance sheets.
Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable. Cash and cash equivalents are maintained with various major banks and other high-quality financial institutions. The Company periodically evaluates the relative credit standings of these banks and financial institutions. The Company’s accounts receivable are typically unsecured and concentrations of credit risk with respect to accounts receivable are limited due to the large number of individuals and entities comprising the Company’s client base.

As of December 31, 2023 and 2022, no single customer accounted for 10% or more of the Company’s accounts receivable. For the years ended December 31, 2023, 2022 and 2021, there was one customer who accounted for more than 10% of the Company’s revenue.
Accounts Receivable

Accounts Receivable

Accounts receivable are recorded at net realizable value. Accounts receivable are presented net of an allowance for doubtful accounts, which is an estimate of expected losses. In determining the amount of the reserve, the Company makes judgments about the creditworthiness of significant customers based on known delinquent activity or disputes and ongoing credit evaluations in addition to evaluating the historical loss rate on the pool of receivables. Accounts receivable includes unbilled receivables, which are established when revenue is recognized, but due to contractual restraints over the timing of invoicing, the Company does not have the right to invoice the customer by the balance sheet date.
Deferred Costs

Deferred Costs

Deferred costs principally relate to payments made to third-party vendors in advance of events taking place, including ticket inventory, upfront contractual payments and prepayments on media and licensing rights fees and advancements for content production or overhead costs. These costs are recognized when the event takes place or over the respective period of the media and licensing rights.

Property, Buildings and Equipment

Property, Buildings and Equipment

Property, buildings and equipment are stated at historical cost less accumulated depreciation. Depreciation is charged against income over the estimated useful lives of the assets using the straight-line method. The estimated useful lives of property, buildings and equipment are as follows:

Buildings	35-40 years
Leasehold improvements	Lesser of useful life or lease term
Furniture, fixtures, office and other equipment	2-28.5 years
Production equipment	3-7 years
Computer hardware and software	2-5 years
Costs of normal repairs and maintenance are charged to expense as incurred.
Leases

Leases

The Company determines whether a contract contains a lease at contract inception. The right-of-use asset and lease liability are measured at the present value of the future minimum lease payments, with the right-of-use asset being subject to adjustments such as initial direct costs, prepaid lease payments and lease incentives. Due to the rate implicit in each lease not being readily determinable, the Company uses its incremental collateralized borrowing rate to determine the present value of the lease payments. The lease term includes periods covered by options to extend when it is reasonably certain the Company will exercise such options as well as periods subsequent to an option to terminate the lease if it is reasonably certain the Company will not exercise the termination option. Lease expense for lease payments is recognized on a straight-line basis over the lease term for our operating leases and for our finance leases, we record interest expense on the lease liability and straight-line amortization of the right-of-use asset over the lease term. Variable lease costs are recognized as incurred. Operating lease assets are included on our consolidated balance sheets in non-current assets as an operating right-of-use asset and finance lease assets are included in non-current assets as other assets. Operating lease liabilities are included on our consolidated balance sheets in long-term liabilities for the portion that is due on a long-term basis and in current liabilities for the portion that is due within 12 months of the financial statement date. Finance lease liabilities are included in other long-term liabilities for the portion that is due on a long-term basis and in other current liabilities for the portion that is due within 12 months of the financial statement date.

Business Combinations

Business Combinations

The Company accounts for acquisitions in which it obtains control of one or more businesses as a business combination. The purchase price of the acquired businesses, including management’s estimation of the fair value of any contingent consideration, is allocated to the tangible and intangible assets acquired and liabilities assumed based on their estimated fair values at the acquisition date. The excess of the purchase price over those fair values is recognized as goodwill. During the measurement period, which may be up to one year from the acquisition date, the Company may record adjustments, in the period in which they are determined, to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recognized in the consolidated statements of operations.

Goodwill

Goodwill

Goodwill is tested annually as of October 1 for impairment and at any time upon the occurrence of certain events or substantive changes in circumstances that indicate the carrying amount of goodwill may not be recoverable. The Company has the option to perform a qualitative assessment to determine if an impairment is "more likely than not" to have occurred. If the Company can support the conclusion that the fair value of a reporting unit is greater than its carrying amount under the qualitative assessment, the Company would not need to perform the quantitative impairment test for that reporting unit. If the Company cannot support such a conclusion or the Company does not elect to perform the qualitative assessment, then the Company must perform the quantitative impairment test. When the Company performs a quantitative test, it records the amount of goodwill impairment, if any, as the excess of a reporting unit’s carrying amount over its fair value, not to exceed the total amount of goodwill allocated to the reporting unit. Charges resulting from an impairment test are recorded in impairment charges in the consolidated statements of operations.
Intangible Assets

Intangible Assets

Intangible assets consist primarily of trade names and customer and client relationships. Intangible assets with finite lives are recorded at their estimated fair value at the date of acquisition and are amortized over their estimated useful lives using the straight-line method. The estimated useful lives of finite-lived intangible assets are as follows:

Trade names	2-25 years
Customers and client relationships	2-22 years
Internally developed technology	2-9 years
Other	2-8 years

For intangible assets that are amortized, the Company evaluates assets for recoverability when there is an indication of potential impairment or when the useful lives are no longer appropriate. If the undiscounted cash flows from a group of assets being evaluated is less than the carrying value of that group of assets, the fair value of the asset group is determined and the carrying value of the asset group is written down to fair value and an impairment loss is recognized for the difference between the fair value and carrying value, which is recorded in impairment charges in the consolidated statements of operations.

Identifiable indefinite-lived intangible assets are tested annually for impairment as of October 1 and at any time upon the occurrence of certain events or substantive changes in circumstances that indicate the carrying amount of an indefinite-lived intangible may not be recoverable. The Company has the option to perform a qualitative assessment to determine if an impairment is "more likely than not" to have occurred. In the qualitative assessment, the Company must evaluate the totality of qualitative factors, including any recent fair value measurements, that impact whether an indefinite-lived intangible asset has a carrying amount that "more likely than not" exceeds its fair value. The Company must then conduct a quantitative analysis if the Company (1) determines that such an impairment is "more likely than not" to exist, or (2) forgoes the qualitative assessment entirely. The impairment test for identifiable indefinite-lived intangible assets consists of a comparison of the estimated fair value of the intangible asset with its carrying value. If the carrying value of the intangible asset exceeds its fair value, an impairment loss is recognized in an amount equal to that excess and is recorded in impairment charges in the consolidated statements of operations.
Investments

Investments

For equity method investments, the Company periodically reviews the carrying value of its investments to determine if there has been an other-than-temporary decline in fair value below carrying value. For equity investments without readily determinable fair value, the Company performs a qualitative assessment at each reporting period. A variety of factors are considered when determining if an impairment exists, including, among others, the financial condition and business prospects of the investee, as well as the Company’s investment intent.
Content Costs

Content Costs

The Company incurs costs to produce and distribute film and television content, which are monetized on a title-by-title basis. These costs include development costs, direct costs of production as well as allocations of overhead and capitalized interest, where applicable. The Company capitalizes these costs and includes them in other assets in the consolidated balance sheet. Content costs are amortized over the estimated period of ultimate revenue subject to an individual-film-forecast model. The Company’s estimates of ultimate revenue are based on industry and Company specific trends as well as the historical performance of similar content. These estimates are reviewed at the end of each reporting period and adjustments, if any, will result in changes to amortization rates. Participations and residuals are expensed in line with the amortization of production costs.

Such amortization is recorded in direct operating expenses in the consolidated statements of operations. Unamortized content costs are also tested for impairment whenever there is an impairment indication, as a result of certain triggering events or changes in circumstances, that the fair value of the individual film and television content may be less than its unamortized costs. The impairment test compares the estimated fair value of the individual film and television content to the carrying value of the unamortized content costs. Where the unamortized content costs exceed the fair value, the excess is recorded as an impairment charge in the consolidated statements of operations.
Content Production Incentives

Content Production Incentives

As there is no authoritative guidance under U.S. GAAP on accounting for government assistance to for profit business entities, the Company accounts for content production incentives by analogy to International Accounting Standard ("IAS") 20, Accounting for Government Grants and Disclosure of Government Assistance.

The Company has access to various governmental programs primarily related to WWE that are designed to promote content production within the United States and certain international jurisdictions. Tax incentives earned with respect to expenditures on qualifying film production activities are included as an offset to other assets in the consolidated balance sheets. Tax incentives earned with respect to expenditures on qualifying capital projects are included as an offset to property, buildings and equipment, net in the consolidated balance sheets. Tax incentives earned with respect to expenditures on qualifying television and other production activities are recorded as an offset to production expenses within direct operating costs within the consolidated statements of operations. The Company recognizes these benefits when we have reasonable assurance regarding the realizable amount of the tax credits. The realizable amount is recorded within accounts receivable, net in the consolidated balance sheets until the Company receives the funds from the respective governmental jurisdiction.

Debt Issuance Costs

Debt Issuance Costs

Costs incurred in connection with the issuance of the Company’s long-term debt have been recorded as a direct reduction against the debt and amortized over the life of the associated debt as a component of interest expense using the effective interest method. Costs incurred with the issuance of the Company’s revolving credit facilities have been deferred and amortized over the term of the facilities as a component of interest expense using the straight-line method. These deferred costs are included in other assets in the consolidated balance sheets.
Fair Value Measurements

Fair Value Measurements

The Company accounts for certain assets and liabilities at fair value. Fair value measurements are categorized within a fair value hierarchy, which is comprised of three categories. Categorization within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

The carrying values reported in the consolidated balance sheets for cash and cash equivalents, restricted cash, accounts receivable, accounts payable, accrued liabilities and deposits received on behalf of clients approximate fair value because of the immediate or short-term maturities of these financial instruments.

The Company’s assets measured at fair value on a nonrecurring basis include investments, long-lived assets, indefinite-lived intangible assets and goodwill. These assets are not measured and adjusted to fair value on an ongoing basis but are subject to periodic evaluations for potential impairment (Note 7 and Note 8). The resulting fair value measurements of the assets are considered to be Level 3 measurements.

Non controlling Interests

Non-controlling Interests

Non-controlling interests in consolidated subsidiaries represent the component of equity in consolidated subsidiaries held by third parties. Any change in ownership of a subsidiary while the controlling financial interest is retained is accounted for as an equity transaction between the controlling and non-controlling interests. In addition, when a subsidiary is deconsolidated, any retained non-controlling equity investment in the former subsidiary will be initially measured at fair value and the difference between the carrying value and fair value of the retained interest will be recorded as a gain or loss.

Non-controlling interests with redemption features, such as put options, that are not solely within the Company’s control are considered redeemable non-controlling interests. Redeemable non-controlling interests are considered to be temporary equity and are reported in the mezzanine section between total liabilities and shareholders’ equity in the consolidated balance sheets. Redeemable non-controlling interests are recorded at the greater of carrying value, which is adjusted for the non-controlling interests’ share of net income or loss, or estimated redemption value at each reporting period. If the carrying value, after the income or loss attribution, is below the estimated redemption value at each reporting period, the Company remeasures the redeemable non-controlling interests to its redemption value.

Equity based compensation

Equity-Based Compensation

Equity-based compensation is accounted for in accordance with ASC Topic 718-10, Compensation-Stock Compensation. The Company records compensation costs related to its incentive awards. Equity-based compensation cost is measured at the grant date based on the fair value of the award. Compensation cost for time-based awards is recognized ratably over the applicable vesting period. Compensation cost for performance-based awards with a performance condition is reassessed each period and recognized based upon the probability that the performance conditions will be achieved. The performance-based awards with a performance condition are expensed when the achievement of performance conditions are probable. The total expense recognized over the vesting period will only be for those awards that ultimately vest. Compensation cost for performance-based awards with a market condition is recognized regardless of the number of units that vest based on the market condition and is recognized on straight-line basis over the estimated service period, with each tranche separately measured. Compensation expense is not reversed even if the market condition is not satisfied. See Note 15 for further discussion of the Company’s equity-based compensation.
Earnings per Share

Earnings per Share

Earnings per share ("EPS") is computed in accordance with ASC 260, Earnings per Share. Basic EPS is computed by dividing the net income available to our Class A Common Stockholders by the weighted average number of shares outstanding for the period. Diluted EPS is calculated by dividing the net income available for common stockholders by the diluted weighted average shares outstanding for that period. Diluted EPS includes the determinants of basic EPS and, in addition, reflects the dilutive effect of additional shares of Class A Common Stock issuable in exchange for redemption of certain redeemable non-controlling interests and vested units of Endeavor Manager LLC and Endeavor Operating Company, as well as under the Company’s share based compensation plans (if dilutive), with adjustments to net income available for common stockholders for dilutive potential common shares.

The Company may be required to calculate basic EPS using the two-class method as a result of our redeemable non-controlling interests. To the extent that the redemption value increases and exceeds the then-current fair value of a redeemable non-controlling interest, net income available to common stockholders (used to calculate EPS) could be negatively impacted by that increase, subject to certain limitations. The partial or full recovery of any reductions to net income available to common stockholders (used to calculate EPS) is limited to any cumulative prior- period reductions. There was no impact to EPS for such adjustments related to our redeemable non-controlling interests.

Income Taxes

Income Taxes

The Company was incorporated as a Delaware corporation in January 2019. It was formed as a holding company for the purpose of completing an IPO and other related transactions. As the sole managing member of Endeavor Manager, which is the sole managing member of EOC, EGH operates and controls all the business and affairs of EOC, and through EOC and its subsidiaries, conducts the Company’s business. EGH is subject to corporate income tax on its share of taxable income or loss of EOC derived through Endeavor Manager. EOC is treated as a partnership for U.S. federal income tax purposes and is therefore not subject to U.S. corporate income tax. The Company’s U.S. and foreign corporate subsidiaries are subject to entity-level taxes. The Company also is subject to entity- level income taxes in certain U.S. state and local jurisdictions. In addition, TKO, which is a consolidated subsidiary of EGH, is subject to corporate income tax.

The Company accounts for income taxes under the asset and liability method in accordance with ASC Topic 740, Income Taxes ("ASC 740"). Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Significant factors considered by the Company in estimating the probability of the realization of deferred tax assets include expectations of future earnings and taxable income, as well as the application of tax laws in the jurisdictions in which the Company operates. A valuation allowance is provided when the Company determines that it is "more likely than not" that a portion of a deferred tax asset will not be realized.

ASC 740 prescribes a minimum probability threshold that a tax position must meet before a financial statement benefit is recognized. The minimum threshold is defined as a tax position that is "more likely than not" to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than 50% likely of being realized upon ultimate settlement. To the extent the Company prevails in matters for which a liability for an unrecognized tax benefit is established or is required to pay amounts in excess of the liability, the Company’s effective tax rate in a given financial statement period may be affected.

The Company recognizes interest and penalties related to unrecognized tax benefits on the income tax expense line in the consolidated statements of operations. Accrued interest and penalties are included in the related tax liability line in the consolidated balance sheets.

Tax Receivable Agreement Liability

Tax Receivable Agreement Liability

Generally, we are required under the tax receivable agreement ("TRA") to make payments to the TRA Holders that are generally equal to 85% of the applicable cash tax savings, if any, in U.S. federal, state and local income tax or franchise tax that we realize or are deemed to realize (determined by using certain assumptions) as a result of favorable tax attributes that will be available to us as a result of certain transactions contemplated in connection with our IPO, exchanges of Endeavor Operating Company Units for Class A common stock or cash and payments made under the TRA. The timing and amounts payable under the TRA will vary depending upon a number of factors, including the amount, character and timing of the taxable income of EGH in the future and the tax rates in effect. The Company recognizes obligations under the TRA after concluding that it is probable that the Company would have sufficient future taxable income to utilize the related tax benefits. The projection of future taxable income involves judgment and actual taxable income may differ from the Company’s estimates, which could impact the timing of payments under the TRA.
Derivative Instruments and Hedging Activities

Derivative Instruments and Hedging Activities

Derivative financial instruments are used by the Company in the management of its foreign currency exposures and interest rate risks. The Company’s policy is not to use derivative financial instruments for trading or speculative purposes.

The Company enters into forward foreign exchange contracts to hedge its foreign currency exposure on future production expenses denominated in various foreign currencies as well as to economically hedge certain of its foreign currency risks. In addition, the Company enters into interest rate swaps to hedge certain of its interest rate risks. The Company evaluates whether its derivative financial instruments qualify for hedge accounting at the inception of the contract. The fair value of the derivative financial instrument is recorded in the consolidated balance sheets. Changes in the fair value of the derivative financial instruments that are designated for hedge accounting are reflected in accumulated other comprehensive income (loss), a separate component of shareholders’ equity, and changes in the fair value of the derivative financial instruments that are not designated for hedge accounting are reflected in the consolidated statements of operations. Gains and losses reflected in accumulated other comprehensive income (loss) for production expenses are amortized to the consolidated statements of operations on the same basis as the production expenses being hedged and for interest rate swaps are recognized in interest expense on settlement.
Foreign Currency

Foreign Currency

The Company has operations outside of the United States. Therefore, changes in the value of foreign currencies affect the consolidated financial statements when translated into U.S. Dollars. The functional currency for substantially all subsidiaries outside the U.S. is the local currency. Financial statements for these subsidiaries are translated into U.S. Dollars at period end exchange rates for assets and liabilities and monthly average exchange rates for revenue, expenses and cash flows. For these countries, currency translation adjustments are recognized in shareholders’ equity as a component of accumulated other comprehensive income (loss), whereas transaction gains and losses are recognized in other income (expense), net in the consolidated statements of operations. The Company recognized $(16.0) million, $26.1 million and $17.2 million of realized and unrealized foreign currency transaction (gains) losses for the years ended December 31, 2023, 2022 and 2021, respectively.